Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator Emerging Markets Power Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	9.75%	6.28%	(10.77%)